OpenAI Lab Ecosystem ETF Investment Strategy - OpenAI Lab Ecosystem ETF	Aug. 07, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to invest in a focused portfolio of companies that Harbor Capital Advisors, Inc. (the “Advisor”), the investment adviser to the Fund, believes to be most closely positioned to benefit from the success and growth of the OpenAI artificial intelligence ecosystem (“OpenAI Ecosystem Companies”).The Advisor employs a proprietary model-driven thematic scoring process to identify and evaluate OpenAI Ecosystem Companies. Companies are assessed based on the Advisor’s analysis of the strength and materiality of their economic connection to the OpenAI ecosystem, drawing on a range of data sources including company filings, earnings call transcripts, news and media reports, supply-chain data, and market information. These scores are used as a primary input in the selection and weighting of securities in the portfolio.Portfolio holdings may include companies involved in cloud computing, semiconductors, memory and networking hardware, data center infrastructure, power and cooling systems, enterprise software, artificial intelligence deployment platforms, cybersecurity and other businesses that support or benefit from the development and adoption of OpenAI-related technologies and services.Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of OpenAI Ecosystem Companies. The Fund may invest in U.S. and non-U.S. companies, including those in emerging market countries, and may invest in such companies directly or through depositary receipts. The Fund may also invest in privately offered securities, including Rule 144A securities and securities of companies that have recently completed or are expected to complete initial public offerings (IPOs). While the Fund may seek to invest directly in OpenAI, such company is not currently publicly traded and may not be available for investment by the Fund. Such investments in privately offered securities, if available at all, would be limited to 15% of the Fund’s net assets. Accordingly, an investor should not invest in the Fund with the expectation of obtaining direct exposure to securities of OpenAI.The Fund is classified as non-diversified, which means the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. As a result, the performance of a limited number of issuers may have a significant effect on the Fund’s overall performance and volatility. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the industries and groups of industries comprising the information technology, communication services, industrials, consumer discretionary and utilities sectors.The Fund is designed to maintain focused exposure to the OpenAI ecosystem across market cycles and does not employ a defensive investment approach based on the Advisor’s views regarding the performance or prospects of OpenAI or related technologies. The Fund’s investment strategy may result in a high level of portfolio turnover.None of the Fund, Harbor ETF Trust or the Advisor is affiliated, connected or associated with OpenAI. The Fund was not developed or created by and is not sponsored, endorsed or approved by OpenAI.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the industries and groups of industries comprising the information technology, communication services, industrials, consumer discretionary and utilities sectors.